Long Term Debt - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	0 Months Ended									3 Months Ended			10 Months Ended	12 Months Ended			0 Months Ended	12 Months Ended	0 Months Ended		12 Months Ended	0 Months Ended
	Dec. 30, 2013	Sep. 30, 2013	Jun. 28, 2013	Mar. 28, 2013	Dec. 31, 2012	Nov. 30, 2012	Mar. 30, 2012	Nov. 30, 2011	Apr. 30, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Apr. 30, 2011	Dec. 31, 2013 Vessel	Dec. 31, 2011	Dec. 31, 2007	Nov. 30, 2012 Credit Facility [Member]	Dec. 31, 2013 Credit Facility [Member]	Dec. 31, 2013 Minimum [Member]	Aug. 31, 2009 Minimum [Member]	Dec. 31, 2013 Minimum [Member]	Dec. 31, 2013 Maximum [Member]
Debt Instrument [Line Items]
Senior secured credit facility																$ 800,000
Interest rate on credit facility														U.S. dollar LIBOR plus a margin of 2.50%, 3.00% or 3.50% depending on the Leverage Ratio
Leverage Ratio, maximum						75.00%			75.00%					75.00%				75.00%
Repayment of borrowings						Quarterly repayments of borrowings to be made in an amount equal to free cash in excess of $20,000 determined as at the previous month end subject to a minimum of $40,000 repayment a year on a rolling 12 month trailing basis			Fixed quarterly repayments of $10,000				Borrowings under the credit facility were repaid quarterly in an amount equal to free cash in excess of $20,000 determined as at the previous month end subject to a minimum of $40,000 repayment a year on a rolling 12 month trailing basis.
Permitted Retained cash on sweep date						20,000							20,000
Credit facility repayment, rolling 12 months																				40,000	40,000
Credit facility actual repayment	17,909	15,803	10,797	14,800	11,080		11,788			10,000	10,000	13,816			15,341
Leverage Ratio, minimum									65.00%
Credit Facility Margin						3.75%		3.50%	3.00%										3.50%			3.75%
Term of waiver for Leverage Ratio test						2 years											2 years
Maturity date of credit facility																		Aug. 14, 2016
Financial covenants of credit facility														A minimum cash balance of the lower of $15,000 or six months net interest expense; b) net debt to total capitalization ratio not to exceed 75%; c) EBITDA to debt service, on a trailing four-quarter basis, to be no less than 1.10 to 1; and d) a minimum net worth of $200,000 (with all terms as defined in the credit facility)
Minimum cash balance														15,000
Net debt to total capitalization ratio																						75.00%
Number of vessels pledged as collateral under credit facility agreement														17
EBITDA to debt service ratio																					1.10
Net worth														$ 200,000
Credit facility termination date														Mar. 19, 2014